Capital Requirements (Changes) (Details) - USD ($) $ in Billions	Dec. 31, 2018	Jun. 30, 2018	May 24, 2018	Dec. 31, 2016	Jan. 01, 2016	Jul. 31, 2013
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)				2.50%	0.625%
Maximum amount of assets to exempt banks			$ 10
Maximum amount of assets for qualified bank holding companies	$ 3	$ 1
Tier 1 capital (to Risk Weighted Assets), Actual Ratio (as a percent)						6.00%
Minimum
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)				4.50%
Community bank leverage ratio			8.00%			4.00%
CET 1 ratio	7.00%
Tier 1 capital (to Risk Weighted Assets), Actual Ratio (as a percent)						4.00%
Maximum
Community bank leverage ratio			10.00%